Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	GLOBALFOUNDRIES Inc.
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001709048
Amendment Flag	false